Loss per share (Details Narrative)	12 Months Ended
Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
RSU outstanding	42,896
Warrants issued and outstanding	8,869,633
Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
RSU outstanding	15,000
Anti dilutive instruments	284,250
Warrants Issuable [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive instruments	284,250